Related Party Transactions (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 06, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 28, 2022	May 15, 2022
Related Party Transactions (Details) [Line Items]
Payment payable				$ 1,000,000
Account payable				833,333	$ 916,666
Payment in the amount				50,000
Services payable						$ 10,000,000
Prepaid expense						833,333
Service agreement						$ 8,333,331
Accrued costs		$ 28,921		$ 116,482	$ 28,921
Cost reimbursement receivable							$ 27,169
Owned percentage		95.30%		92.10%	95.30%
lease payment	$ 2,000
Lease liability				$ 0
Rent expense		$ 0	$ 0	22,000
Outstanding balance lease payments				$ 22,000
Series AA Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Preferred stock shares outstanding (in Shares)		5,000,000		5,000,000	5,000,000	105,000,000